Forfeited Amount	12 Months Ended
Dec. 31, 2025
EBP 002 [Member]
Employee Benefit Plan, Description of Plan [Line Items]
Forfeited Amount
Forfeited Amounts
Forfeited
nonvested
accounts
amounted
to
$
6
as of
December
31,
2025
($
46
as of
December
31,
2024).
Forfeited
accounts,
if
any,
are
transferred
by
the
Plan
administrator
to
an
unallocated
account
to
be
used
to
cover
administrative expenses
of the Plan or
reduce the Bank’s
future contributions. Forfeitures
amounting to $
10,566
were
used to reduce the Bank’s contributions during
2025.